DERIVATIVE LIABILITIES (Details) (USD $)	6 Months Ended			12 Months Ended							114 Months Ended	120 Months Ended				12 Months Ended	6 Months Ended		48 Months Ended				0 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2014		Jun. 30, 2013	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2013	Jun. 30, 2014	Dec. 31, 2009	Dec. 31, 2012 Conversion Features - Embedded Derivatives and Tainted Equity [Member] Conversion Features - Tainted Equity [Member]	Dec. 31, 2012 Conversion Features - Embedded Derivatives and Tainted Equity [Member] Warrants - Tainted Equity [Member]	Dec. 31, 2012 Conversion Features - Embedded Derivatives and Tainted Equity [Member]	Jun. 30, 2014 Convertible Debt [Member] Embedded Derivative Financial Instruments [Member]	Dec. 31, 2013 Convertible Debt [Member] Embedded Derivative Financial Instruments [Member]	Dec. 31, 2007 Convertible Debt [Member]	Jun. 30, 2014 Convertible Debt [Member]	Dec. 31, 2013 Convertible Debt [Member]	Dec. 31, 2012 Convertible Debt [Member]	Jul. 11, 2012 Embedded Derivative Financial Instruments [Member]	Jun. 30, 2014 Embedded Derivative Financial Instruments [Member]	Dec. 31, 2013 Embedded Derivative Financial Instruments [Member]	Dec. 31, 2012 Embedded Derivative Financial Instruments [Member]	Jul. 11, 2012 Embedded Derivative Financial Instruments [Member]
DERIVATIVE LIABILITIES (Details) [Line Items]
Debt Instrument, Convertible, Terms of Conversion Feature																							lesser of $0.10 or the average of the two lowest closing prices in the 25 trading days prior to conversion
Proceeds from Notes Payable																							$ 100,000
Notes Payable	2,800,460			2,711,183							2,711,183	2,800,460									2,711,183	2,383,015		110,000
Debt Instrument, Convertible, Conversion Price (in Dollars per share)																											$ 0.10
Debt Instrument, Convertible, Threshold Trading Days																							25
Debt Instrument, Unamortized Discount																				(517,169)	(264,389)	(166,307)		660,796	585,210		98,366
Convertible Debt																273,000	792,600			1,041,361	836,858	608,193			692,797	375,000
Class of Warrant or Right, Outstanding (in Shares)	23,550,000	[1]		23,550,000	[1]	19,550,000	[2]	15,250,000	[2]	13,000,000	23,550,000 [1]	23,550,000 [1]	0													20,050,000
Debt Instrument, Convertible, Beneficial Conversion Feature	0		0	0		321,002					177,974	177,974							62,000				83,358
Extinguishment of Debt, Amount																									253,336
Embedded Derivative, No Longer Bifurcated, Amount Reclassified to Stockholders' Equity																49,795								160,703	386,536
Embedded Derivative, Gain (Loss) on Embedded Derivative, Net																								(671,464)	151,533
Embedded Derivative, Fair Value of Embedded Derivative Liability														291,208	205,619		625,498	548,447						18,665	148,201
Class of Warrants or Rights Granted (in Shares)	0			4,000,000		4,800,000		2,250,000		13,000,000															4,000,000
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Issuances	660,796			403,712													779,682
Embedded Derivative, Loss on Embedded Derivative																								118,886
Debt Conversion, Converted Instrument, Amount																								347,259
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Issuances																$ 48,272
Class of Warrant or Rights Exercised (in Shares)	0			0		500,000		0		0						500,000

[1]	Primary reason for change related to a November 19, 2013 amendment to the Ruby Mine Option Agreement whereby the term of the warrants issued to Ruby Development Company were extended to December 30, 2018.
[2]	Pursuant to a January 26, 2011 amendment to the Ruby Mine Option Agreement whereby the term of the warrants issued to Ruby Development Company were extended to December 30, 2018.